Salary and benefit payable (Tables)	12 Months Ended
Dec. 31, 2023
Salary and benefit payable
Schedule Of Salary And Benefit Payable
	As of December 31,
	2022	2023
	RMB’000	RMB’000
Salary and benefit payable to employees	9,599	11,433
Consulting expenses payable to a shareholder’s representatives(1)	2,580	2,580
Total	12,179	14,013